NON-CONTROLLING INTERESTS - Components of Distributions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Non-controlling interests
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	$ 166	$ 156	$ 335	$ 309
GP interests | Non-controlling interests
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	33	29	67	57
GP interests | General partnership interest in a holding subsidiary held by Brookfield
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	1	1	2	2
GP interests | Incentive distribution
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	32	28	65	55
Redeemable/Exchangeable partnership units | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	69	66	139	133
Redeemable/Exchangeable partnership units | Limited partners' equity | Brookfield
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	16	15	32	31
Redeemable/Exchangeable partnership units | External shareholders
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	48	46	97	88
BEPC exchangeable shares | Brookfield Renewable
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	$ 64	$ 61	$ 129	$ 119